Paragon Option Agreements - Expenses Related Development Costs (Details) - USD ($) $ in Thousands			3 Months Ended				9 Months Ended
	Sep. 30, 2024		Sep. 30, 2025		Dec. 31, 2024		Sep. 30, 2025
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development expense	$ 2,473	[1]	$ 20,347	[1]	$ 14,034	[2]	$ 43,059	[1]
General and administrative expense	158	[3]	5,538	[3]	$ 3,157	[4]	18,081	[3]
Paragon Therapeutics | License Agreement Terms | Paragon Option Agreements
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development expense	2,473		6,184				19,217
General and administrative expense	90		89				569
Operating costs and expenses, total	$ 2,563		$ 6,273				$ 19,786

[1]	Includes related party amount of $6,175 and $21,244 for the three and nine months ended September 30, 2025, respectively, and $2,473 for the period from September 19, 2024 (inception) through September 30, 2024.
[2]	Includes related party amount of $13,185 for the period from September 19, 2024 (inception) to December 31, 2024 (see Note 12).
[3]	Includes related party amount of $89 and $719 for the three and nine months ended September 30, 2025, respectively, and $90 for the period from September 19, 2024 (inception) through September 30, 2024.
[4]	Includes related party amount of $571 for the period from September 19, 2024 (inception) to December 31, 2024 (see Note 12).